UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10083

MAN FRM ALTERNATIVE MULTI-STRATEGY FUND LLC

(Exact name of registrant as specified in charter)

452 Fifth Avenue, 26th Floor

New York, NY 10018

(Address of principal executive offices) (Zip code)

Linzie Steinbach

Man Investments

452 Fifth Avenue, 26th Floor

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 649-6600

Date of fiscal year end: 3/31/2017

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

MAN FRM ALTERNATIVE MULTI-STRATEGY FUND LLC

Consolidated Schedule of Investments (Unaudited)

December 31, 2016

	First			% of	Notice
	Acquisition		Fair	Net	Period
Portfolio Funds *	Date	Cost	Value	Assets	(in Days)	Liquidity **

Credit
Anchorage Capital Partners Offshore, Ltd.	1/1/2012	$1,860,318	$6,474,530	3.56%	90	Annually
Aristeia Partners, L.P.	4/1/2008	37,502	10,985,978	6.05%	60	Quarterly
Canyon Value Realization Fund, L.P.	11/1/2016	7,000,000	7,138,260	3.93%	90	Quarterly
Garrison Special Opportunity Fund LP (1)	7/1/2009	994,397	687,992	0.38%	N/A	(4)
Rose Grove Partners I, L.P.	11/1/2016	7,500,000	7,673,389	4.22%	45	Quarterly
Strategic Value Restructuring Fund L.P. (1)	4/1/2009	626,959	998	0.00%	N/A	(3)
SVRF (Onshore) Holdings LLC (1)	4/1/2009	390,375	22,814	0.01%	N/A	(4)
One William Street Capital Partners, LP	5/1/2016	6,500,000	7,150,920	3.94%	90	Quarterly
Strategy Total		24,909,551	40,134,881	22.09%

Equity Long/Short
Chilton Small Cap & Mid Cap Partners, L.P	2/1/2016	4,500,000	4,798,604	2.64%	30	Quarterly
Egerton Long-Short Fund (USD) Limited	2/1/2016	8,972,573	9,052,551	4.98%	30	Monthly
Indus Asia Pacific Distribution Holding Company, Ltd.	7/1/2014	183,827	76,164	0.04%	N/A	(4)
Indus Pacific Opportunities Fund, L.P.	7/1/2014	5,000,000	5,826,199	3.21%	45	Quarterly
Lodge Hill Fund, L.P.	11/1/2016	8,000,000	8,227,696	4.53%	45	Quarterly
Scopia PX, LLC	9/1/2005	190,000	9,290,177	5.11%	60	Quarterly
Sirios Overseas Fund, Ltd.	3/1/2014	6,000,000	6,105,904	3.36%	60	Quarterly
Swiftcurrent Partners, L.P. (1)	10/1/2000	-	83,310	0.05%	N/A	(3)
Tourbillon Global Equities, LLC	7/1/2015	10,600,000	9,263,149	5.10%	60	Quarterly
Valinor Capital Partners, L.P. (1)	7/1/2007	-	139,810	0.08%	N/A	(3)
Strategy Total		43,446,400	52,863,564	29.10%

Global Macro
Alphadyne International Fund, Ltd.	3/1/2016	8,000,000	8,416,128	4.63%	60	Monthly
Caxton Global Investments Limited	8/1/2015	9,000,000	9,391,878	5.17%	45	Quarterly
Drake Global Opportunities Fund, L.P. (1)	4/1/2009	-	5,029	0.00%	N/A	(2)
Dymon Asia Macro (US) Fund	8/1/2015	8,400,076	9,453,383	5.21%	30	Monthly
Glen Point Global Macro Fund Limited	3/1/2016	10,000,000	8,737,783	4.81%	60	Monthly
Rohatyn Group Global Opportunity Partners, L.P. (1)	4/1/2009	-	11,332	0.01%	N/A	(3)
Strategy Total		35,400,076	36,015,533	19.83%

Multi-Strategy
Farallon Capital Partners, L.P. (1)	11/1/2004	-	2,990,000	1.65%	N/A	(3)
Strategy Total		-	2,990,000	1.65%

Item 1. Schedule of Investments

MAN FRM ALTERNATIVE MULTI-STRATEGY FUND LLC

Consolidated Schedule of Investments (Unaudited) (continued)

December 31, 2016

	First			% of	Notice
	Acquisition		Fair	Net	Period
Portfolio Funds *	Date	Cost	Value	Assets	(in Days)	Liquidity **

Relative Value
Astellon Special Opportunities Fund	2/1/2016	8,000,000	7,759,704	4.27%	60	Monthly
OxAM Quant Fund (International) Limited	12/1/2015	11,000,000	10,059,410	5.54%	30	Monthly
The Segantii Asia-Pacific Equity Multi-Strategy Fund	9/1/2015	8,300,000	8,849,086	4.87%	30	Monthly
Voleon Institutional Strategies International, Ltd	2/1/2016	7,330,000	6,830,907	3.76%	30	Monthly
Voleon International Investors, Ltd.	2/1/2016	3,670,000	3,209,485	1.77%	30	Monthly
Whitebox Relative Value Fund, LP	2/1/2016	8,750,000	11,202,547	6.17%	60	Quarterly
Strategy Total		47,050,000	47,911,139	26.38%

Total Investments in Portfolio Funds		$150,806,027	$179,915,117	99.05%
Other Assets, less Liabilities			1,722,773	0.95%
Net Assets			$181,637,890	100.00%

The Company’s investments on December 31, 2016 are summarized below based on the investment strategy of each specific Portfolio Fund. The classes below have been updated to reflect the strategy classifications utilized by the Adviser.

Investment Strategy	% Total Investments in Portfolio Funds
Credit	22.31%
Equity Long/Short	29.38%
Global Macro	20.02%
Multi-Strategy	1.66%
Relative Value	26.63%
100.00%

*	Non-income producing investments. The Company's investments in Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.
**	Available frequency of redemptions after initial lock-up period. Unless otherwise indicated, initial lock-up period has either expired prior to 12/31/2016 or the Portfolio Fund does not have an initial lock-up period. However, redemption restrictions may be imposed in the future.

(1)	Portfolio Fund is held by Man FRM Alternative Multi-Strategy 1099 Blocker Fund LLC, which is wholly-owned by the Company.
(2)	Portfolio Fund is liquidating its assets and is in the process of returning capital to its partners. Due to the liquidation, the Portfolio Fund has suspended redemption rights.
(3)	The Company's remaining interest in this Portfolio Fund is limited to interests in side pocket investments and is illiquid.
(4)	Portfolio Fund has limited redemption rights by segregating its less liquid assets from the main (liquid) portfolio and created a liquidating vehicle with the intention of liquidating those assets in a reasonable manner.

Portfolio Valuation

The net asset value (“NAV”) of the registrant is determined by, or at the direction of, FRM Investment Management (USA) LLC (“FRM USA” or the “Adviser”) as of the close of business at the end of each fiscal period (as defined in the Registrant’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board of Managers of the Registrant (the “Board”). Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

Investments in the private investment funds (the “Portfolio Funds”) are recorded at fair value, generally at an amount equal to the NAV of the registrant's investments in the Portfolio Funds as determined by each Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Board or pursuant to procedures adopted by the Board. Generally, the values of investments in the Portfolio Funds are determined whereby the registrant records the investments and subsequent subscriptions at acquisition cost which represents fair value. Thereafter, the value of such an investment is adjusted to reflect the registrant’s share of the Portfolio Fund’s net investment income or loss and unrealized and realized gain or loss that reflect changes in the fair value of the investment for the period. As of December 31, 2016, the investments in the Portfolio Funds were fair valued using the NAVs of the Portfolio Funds.

The Portfolio Funds generally record their investments at fair value in accordance with generally accepted accounting principles in the United States (“GAAP”) or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized by the Portfolio Funds from sales or other dispositions of their investments, nor do they reflect other expenses or fees that might be incurred by the Portfolio Funds upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategies and market forces.

Because of the inherent uncertainty of valuation of the registrant’s investments in Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

The Adviser conducts initial and ongoing due diligence monitoring of the registrant’s investments in Portfolio Funds. The due diligence process includes evaluation of the valuation policies and procedures of the investment managers of Portfolio Funds and assessment of specific valuation matters. In addition to formal annual due diligence reviews of the Portfolio Funds’ investment managers, the Adviser conducts regular discussions with the Portfolio Funds’ investment managers, which may include discussions concerning valuation policy and valuation matters that may impact the Portfolio Funds. The Adviser is responsible for the implementation and maintenance of internal controls and procedures related to the Portfolio Funds’ valuations. The Adviser may rely upon valuations provided by the investment managers of the Portfolio Funds. The Adviser maintains an investment committee that convenes periodically to oversee the application of the registrant’s valuation policies and review various Portfolio Funds’ valuation metrics.

Some of the Portfolio Funds may invest in illiquid securities and may maintain a portion or all of these investments as segregated from their main portfolios. These separate baskets of illiquid securities (“side pockets”) are generally subject to additional restrictions on liquidity than the main portfolios of the Portfolio Funds. If the registrant redeems its interest in such a Portfolio Fund, it may be required to maintain its holding in the side pocket for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances where such a Portfolio Fund closes its operations, or in other circumstances, the registrant may receive an “in-kind” distribution of illiquid securities, including side pocket investments, in liquidation of the registrant’s interest. The values of side pockets may fluctuate significantly. As of December 31, 2016, the registrant’s investments in side pockets and Portfolio Funds in liquidation represented 2.21% of the registrant’s Net Assets. Restrictions on liquidity applicable to the registrant’s investments in individual Portfolio Funds are described in detail on the registrant’s Consolidated Schedule of Investments. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the registrant, to redeem their interests.

In prior reporting periods, the registrant used a fair value hierarchy that prioritized the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gave the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy were as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the registrant has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

In May 2015, the Financial Accounting Standards Board (“FASB”) accepted Accounting Standards Update (“ASU”) 2015-07 “Fair Value Measurement (Topic 820) – Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” This new guidance no longer requires investments for which NAV is determined based on practical expedient reliance to be reported utilizing the fair value hierarchy. ASU 2015-07 was effective in December 2015.

The preparation of the Consolidated Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the registrant’s Consolidated Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates.

The registrant complies with the authoritative guidance under GAAP for estimating the fair value of investments in Portfolio Funds that have calculated NAV in accordance with the specialized accounting guidance for investment companies. Accordingly, the registrant estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value. For each of the classes below, the fair value of the Portfolio Funds has been estimated using NAV of the Portfolio Funds.

(a)	Credit This class includes Portfolio Funds that seek to invest in credit-sensitive (generally below investment-grade) issuers. The managers of such Portfolio Funds seek to perform a high level of due diligence and to take advantage of what the Portfolio Fund’s manager discerns to be relatively inexpensive securities. The securities may be inexpensive due to regulatory anomalies or other constraints on traditional lenders (e.g. speed of decision-making process or disclosure rules). Credit sub-strategies may include credit long-short and credit value investments.

(b)	Equity Long/Short This class includes Portfolio Funds that combine long positions and short sales with the aim of seizing opportunities in both rising and falling markets, while offsetting systematic market risks. Market exposure can vary substantially, leading to a wide range of risk and return profiles. Equity Long-Short sub-strategies include long bias, low net and highly variable focus. Portfolio Funds that utilize long bias seek to maintain a net long exposure to the market. Portfolio Funds that use a low net approach seek to have a small or no net market exposure. “Highly variable” Portfolio Funds are more opportunistic about net market exposure and do not intend to remain neutral or to maintain a particular directional bias.

(c)	Global Macro This class is based upon a portfolio manager’s view of the market direction of currency, commodity, equity and bond prices in the futures and cash markets. Global Macro sub-strategies typically include global trading and emerging markets investments.

(d)	Multi-Strategy This class includes Portfolio Funds that invest in securities that invest across multiple distinct hedge fund strategies.

(e)	Relative Value This class includes Portfolio Funds that focus on spread relationships between pricing components of financial assets or commodities. They seek to avoid assuming any outright market risk, although spread risk and tail risk may be significant. Relative Value sub-strategies may include volatility arbitrage, statistical arbitrage, event arbitrage, fixed income arbitrage and credit arbitrage.

Aggregate purchases and proceeds from redemptions of interests in Portfolio Funds by the registrant for the period from April 1, 2016 to December 31, 2016 were $31,550,997 and $56,591,637, respectively. There were no unfunded commitments outstanding to the Portfolio Funds at December 31, 2016.

Federal Tax Cost

The cost of Portfolio Funds that are partnerships for federal income tax purposes is adjusted for items of taxable income allocated to the registrant from such Portfolio Funds. The allocated taxable income is reported to the registrant by each such Portfolio Fund on a Schedule K-1, or PFIC statement, generally as of December 31 (or in certain cases taxable income for PFICs is determined using a mark-to-market election). As a result, the aggregate cost of Portfolio Funds as of October 31, as well as the tax composition of net assets for federal income tax purposes, has been estimated by the Adviser using information from the Portfolio Funds and/or other information. The actual tax cost of investments and composition of net assets for federal income tax purposes may be different. The registrant's required distributions and tax liability for the tax year, including the period November 1, 2016 through December 31, 2016, will be determined by the net investment income or loss and net realized gain or loss for the tax year ending October 31, 2017.

At October 31, 2016, gross unrealized appreciation and depreciation of investments in the Portfolio Funds held by the registrant based on cost for federal income tax purposes were as follows:

	Attributable to investments held directly by the Company	Attributable to investments held directly by the Blocker Fund
Cost of Investments in Portfolio Funds	$151,698,491	$6,544,578

Gross Unrealized Appreciation	6,845,779	89,724
Gross Unrealized Depreciation	(4,986,683)	(2,289,544)
Net Unrealized Appreciation/(Depreciation)	$1,859,095	$(2,199,820)

The registrant's cost of investment in the Blocker Fund for federal income tax purposes at October 31, 2016 was $4,766,905. The cost of investments in Portfolio Funds attributable to investments held directly by the registrant shown above excludes the cost of the registrant’s investment in the Blocker Fund.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Man FRM Alternative Multi-Strategy Fund LLC

By (Signature and Title): /s/ Michelle McCloskey

Michelle McCloskey, Principal Executive Officer

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title): /s/ Michelle McCloskey

Michelle McCloskey , Principal Executive Officer

Date: February 27, 2017

By (Signature and Title): /s/ Linzie Steinbach

Linzie Steinbach, Principal Financial Officer

Date: February 27, 2017